Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income expense [abstract]
Income from cash, cash equivalents and financial assets				$ 3,614	$ 1,120	$ 719
Foreign exchange gains				17,618	7,541	11,860
Gain on fair value measurement				245
Other financial income				2	219	638
Financial income	$ 10,440	$ 11,214	$ 16,133	21,479	8,880	13,218
Interest on financial liabilities				(2,246)	(371)	(368)
Foreign exchange losses				(13,402)	(1,481)	(2,119)
Loss on fair value measurement				(20,813)
Interest on lease liabilities				(3,061)	(3,416)	(3,803)
Other financial expenses				(1,121)	(12,546)	(197)
Total Financial expenses	(16,284)	(21,461)	(23,085)	(40,642)	(17,815)	(6,486)
Net Financial gain (loss)	$ (5,845)	$ (10,247)	$ (6,952)	$ (19,163)	$ (8,935)	$ 6,731